Penn Capital Defensive Short Duration High Income Fund

Schedule of Investments
November 30, 2021 (Unaudited)

Convertible Bonds: 0.7%	Principal	Value
Cable & Satellite TV: 0.7%
DISH Network Corp., 2.375%, 3/15/24	340,000	317,475
Total Convertible Bonds (cost $331,013)		317,475

Corporate Bonds: 89.1%
Advertising: 0.5%
TripAdvisor, Inc., 7.000%, 7/15/25(a)	210,000	220,204
Aerospace/Defense: 1.0%
TransDigm, Inc., 8.000%, 12/15/25(a)	190,000	200,213
Triumph Group, Inc., 8.875%, 6/1/24(a)	204,000	223,380
		423,593
Air Transportation: 1.1%
Allegiant Travel Co., 8.500%, 2/5/24(a)	215,000	231,125
Delta Air Lines, Inc., 7.000%, 5/1/25(a)	203,000	233,231
		464,356
Auto Parts & Equipment: 0.5%
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	195,000	210,113
Automakers: 5.1%
Ford Motor Co., 9.000%, 4/22/25	1,695,000	2,058,925
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(a)	150,000	150,375
		2,209,300
Building & Construction: 1.2%
KB Home, 7.500%, 9/15/22	485,000	508,644
Building Materials: 0.4%
WESCO Distribution, Inc., 7.125%, 6/15/25(a)	160,000	169,011
Cable & Satellite TV: 1.1%
CSC Holdings LLC, 5.250%, 6/1/24	193,000	200,529
DISH DBS Corp., 5.875%, 7/15/22	275,000	278,437
		478,966
Chemicals: 2.7%
Compass Minerals International, Inc., 4.875%, 7/15/24(a)	420,000	427,350
Koppers, Inc., 6.000%, 2/15/25(a)	125,000	127,188
Methanex Corp., 4.250%, 12/1/24	195,000	205,244
NOVA Chemicals Corp., 4.875%, 6/1/24(a)	405,000	419,681
		1,179,463
Consumer Finance: 0.4%
SLM Corp., 4.200%, 10/29/25	155,000	161,564
Consumer/Commercial/Lease Financing: 5.1%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(a)	240,000	244,601
Navient Corp., 7.250%, 9/25/23	205,000	220,375
Navient Corp., 6.125%, 3/25/24	695,000	728,423
OneMain Finance Corp., 5.625%, 3/15/23	266,000	275,642
OneMain Finance Corp., 6.125%, 3/15/24	700,000	735,000
		2,204,041
Department Stores: 1.0%
Macy's Retail Holdings LLC, 3.625%, 6/1/24	70,000	71,925
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	258,000	261,973
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	105,000	109,820
		443,718
Electric - Generation: 0.3%
TerraForm Power Operating LLC, 4.250%, 1/31/23(a)	110,000	110,825
Energy - Exploration & Production: 6.1%
Antero Resources Corp., 5.000%, 3/1/25	215,000	216,075
Antero Resources Corp., 8.375%, 7/15/26(a)	100,000	110,875
Continental Resources, Inc., 4.500%, 4/15/23	133,000	137,360
EQT Corp., 3.000%, 10/1/22	210,000	210,525
EQT Corp., 6.625%, 2/1/25	190,000	212,067
Occidental Petroleum Corp., 6.950%, 7/1/24	963,000	1,059,300
Ovintiv Exploration, Inc., 5.625%, 7/1/24	305,000	331,896
Range Resources Corp., 5.000%, 3/15/23	116,000	117,593
Southwestern Energy Co., 4.100%, 3/15/22	225,000	224,419
		2,620,110
Food - Wholesale: 1.0%
HLF Financing Sarl LLC, 7.875%, 9/1/25(a)	266,000	280,630
KeHE Distributors LLC, 8.625%, 10/15/26(a)	132,000	140,910
		421,540
Forestry/Paper: 0.5%
Clearwater Paper Corp., 5.375%, 2/1/25(a)	205,000	221,395
Gaming: 4.7%
Jacobs Entertainment, Inc., 7.875%, 2/1/24(a)	315,000	321,300
MGM Growth Properties Operating Partnership, L.P., 5.625%, 5/1/24	455,000	486,586
MGM Resorts International, 7.750%, 3/15/22	1,210,000	1,225,561
		2,033,447
Gas Distribution: 3.3%
AmeriGas Partners LP, 5.625%, 5/20/24	165,000	175,725
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	195,000	205,237
Buckeye Partners LP, 4.350%, 10/15/24	155,000	160,812
DCP Midstream Operating LP, 4.950%, 4/1/22	350,000	350,000
EnLink Midstream Partners LP, 4.400%, 4/1/24	187,000	192,657
EQM Midstream Partners LP, 4.750%, 7/15/23	147,000	151,653
Western Midstream Operating LP, 4.000%, 7/1/22	206,000	206,515
		1,442,599
General Medical and Surgical Hospitals: 0.4%
CHS/Community Health Systems, Inc., 8.000%, 3/15/26(a)	170,000	177,650
Health Facilities: 1.2%
Tenet Healthcare Corp., 4.625%, 7/15/24	44,000	44,383
Tenet Healthcare Corp., 7.500%, 4/1/25(a)	450,000	473,184
		517,567
Health Services: 1.5%
Owens & Minor, Inc., 4.375%, 12/15/24	625,000	656,250
Hospitals: 0.5%
HCA, Inc., 5.375%, 2/1/25	200,000	218,125
Hotels: 2.4%
Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	210,000	216,432
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(a)	125,000	129,788
Travel + Leisure Co., 4.250%, 3/1/22	280,000	280,350
Travel + Leisure Co., 6.600%, 10/1/25	175,000	190,750
Travel + Leisure Co., 5.650%, 4/1/24	195,000	204,594
		1,021,914
Hotels, Restaurants & Leisure: 1.0%
Six Flags Entertainment Corp., 4.875%, 7/31/24(a)	210,000	211,562
Travel + Leisure Co., 6.625%, 7/31/26(a)	200,000	216,383
		427,945
Industrials: 0.2%
DCP Midstream Operating LP, 5.375%, 7/15/25	95,000	101,355
Investments & Miscellaneous Financial Services: 2.4%
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	92,346
Icahn Enterprises LP, 6.250%, 5/15/26	268,000	275,370
Icahn Enterprises LP, 4.750%, 9/15/24	430,000	435,375
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	230,175
		1,033,266
Land Subdivision: 0.5%
TRI Pointe Group Inc / TRI Pointe Homes, Inc., 5.875%, 6/15/24	190,000	205,675
Machinery: 0.2%
Hillenbrand, Inc., 5.750%, 6/15/25	100,000	104,803
Managed Care: 0.4%
Molina Healthcare, Inc., 5.375%, 11/15/22	170,000	175,644
Media: 0.5%
Meredith Corp., 6.500%, 7/1/25	205,000	218,069
Media Content: 1.5%
AMC Networks, Inc., 5.000%, 4/1/24	173,000	173,865
Netflix, Inc., 5.875%, 2/15/25	264,000	296,918
Sirius XM Radio, Inc., 3.125%, 9/1/26(a)	200,000	197,002
		667,785
Metals: 0.2%
Novelis Corp., 3.250%, 11/15/26(a)	70,000	69,939
Monoline Insurance: 2.5%
MGIC Investment Corp., 5.750%, 8/15/23	200,000	211,000
NMI Holdings, Inc., 7.375%, 6/1/25(a)	375,000	424,901
Radian Group, Inc., 4.500%, 10/1/24	440,000	459,593
		1,095,494
Multi-Line Insurance: 1.3%
Enact Holdings, Inc., 6.500%, 8/15/25(a)	210,000	228,332
Genworth Holdings, Inc., 4.800%, 2/15/24	340,000	352,952
		581,284
Oil Field Equipment & Services: 0.9%
Oceaneering International, Inc., 4.650%, 11/15/24	171,000	173,565
TechnipFMC PLC, 6.500%, 2/1/26(a)	205,000	217,166
		390,731
Other Financial Investment Activities: 0.8%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	146,000	147,460
Stevens Holding Co, Inc., 6.125%, 10/1/26(a)	200,000	214,000
		361,460
Packaging: 3.8%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	658,000	789,600
FXI Holdings, Inc., 7.875%, 11/1/24(a)	320,000	324,800
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(a)	395,000	410,800
Pactiv LLC, 7.950%, 12/15/25	90,000	99,450
		1,624,650
Personal & Household Products: 1.9%
Avon Products, Inc., 6.500%, 3/15/23	280,000	292,914
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	160,000	167,000
Mattel, Inc., 3.150%, 3/15/23	102,000	102,510
Newell Brands, Inc., 3.850%, 4/1/23	108,000	111,780
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	124,000	125,860
		800,064
Pharmaceuticals: 1.2%
Bausch Health Cos, Inc., 9.000%, 12/15/25(a)	210,000	219,177
Elanco Animal Health, Inc., 5.272%, 8/28/23	100,000	105,643
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/24	200,000	207,949
		532,769
Real Estate Development & Management: 1.3%
Newmark Group, Inc., 6.125%, 11/15/23	310,000	331,669
Realogy Group LLC, 7.625%, 6/15/25(a)	210,000	221,550
		553,219
Real Estate Investment Trusts (REITs): 4.8%
HAT Holdings I LLC, 6.000%, 4/15/25(a)	210,000	217,350
HAT Holdings I LLC, 3.375%, 6/15/26(a)	140,000	137,725
iStar, Inc., 4.750%, 10/1/24	220,000	227,324
Park Intermediate Holdings LLC, 7.500%, 6/1/25(a)	192,000	201,600
RLJ Lodging Trust LP, 3.750%, 7/1/26(a)	160,000	158,000
Service Properties Trust, 5.000%, 8/15/22	175,000	174,125
Service Properties Trust, 4.500%, 6/15/23	465,000	460,487
Service Properties Trust, 7.500%, 9/15/25	155,000	164,516
Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	310,000	319,300
		2,060,427
Recreation & Travel: 3.7%
Carnival Corp., 10.500%, 2/1/26(a)	155,000	176,700
NCL Corp., 12.250%, 5/15/24(a)	370,000	437,377
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	120,000	121,050
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23(a)	600,000	652,464
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	205,000	218,325
		1,605,916
Restaurants: 1.0%
Brinker International, Inc., 3.875%, 5/15/23	220,000	226,050
Yum! Brands, Inc., 7.750%, 4/1/25(a)	200,000	210,812
		436,862
Scheduled Air Transportation: 0.3%
American Airlines, Inc., 11.750%, 7/15/25(a)	90,000	109,125
Specialty Retail: 4.3%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25(a)	175,000	188,125
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	193,000	234,495
Caleres, Inc., 6.250%, 8/15/23	101,000	101,000
Foot Locker, Inc., 8.500%, 1/15/22	645,000	648,225
Hanesbrands, Inc., 4.625%, 5/15/24(a)	215,000	223,600
Michael Kors USA, Inc., 4.500%, 11/1/24(a)	200,000	211,114
QVC, Inc., 4.850%, 4/1/24	115,000	123,050
QVC, Inc., 4.450%, 2/15/25	130,000	136,500
		1,866,109
Steel Producers/Products: 0.5%
Commercial Metals Co., 4.875%, 5/15/23	201,000	207,631
Support - Services: 1.5%
Prime Security Services Borrower LLC, 5.250%, 4/15/24(a)	417,000	436,808
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	170,000	189,125
		625,933
Tech Hardware & Equipment: 0.3%
Xerox Corp., 3.800%, 5/15/24	40,000	41,200
Xerox Corp., 4.375%, 3/15/23	100,000	102,375
		143,575
Telecom - Satellite: 0.7%
Hughes Satellite Systems Corp., 6.625%, 8/1/26	290,000	321,900
Telecom - Wireless: 4.8%
Sprint Corp., 7.875%, 9/15/23	575,000	631,781
Sprint Corp., 7.125%, 6/15/24	1,053,000	1,179,918
Sprint Corp., 7.625%, 2/15/25	240,000	274,800
		2,086,499
Telecom - Wireline Integrated & Services: 2.6%
CenturyLink, Inc., 7.500%, 4/1/24	200,000	217,000
Cogent Communications Group, Inc., 3.500%, 5/1/26(a)	175,000	175,438
Qwest Corp., 7.250%, 9/15/25	630,000	737,333
		1,129,771
Textiles, Apparel & Luxury Goods: 0.5%
G-III Apparel Group Ltd., 7.875%, 8/15/25(a)	215,000	228,706
Transport Infrastructure/Services: 1.5%
Teekay Corp., 9.250%, 11/15/22(a)	320,000	328,480
XPO Logistics, Inc., 6.250%, 5/1/25(a)	325,000	337,916
		666,396
Total Corporate Bonds (cost $38,467,004)		38,547,397

Mutual Funds: 5.4%
Bank Loan Related: 5.4%
Penn Capital Floating Rate Income Fund - Institutional Class (b)	245,255	2,356,904
Total Mutual Funds (cost $2,402,354)		2,356,904

Short-Term Investment: 8.1%
U.S. Bank Money Market Deposit Account, 0.01%(c)	3,486,906	3,486,906
Total Short-Term Investment (cost $3,486,906)		3,486,906

Total Investments - 103.3% (cost $44,687,217)		44,708,682
Liabilities in Excess of Other Assets (3.3)%		(1,441,426)
Net Assets: 100.0%		$43,267,256

Percentages are stated as a percent of net assets.

(a)   Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2021, the value of these investments was $13,716,490, or 31.7% of total net assets.

(b) Affiliated company.
(c ) The rate shown is as of November 30, 2021.

Country Exposure (as a percentage of total investments)
United States	92.2%
Canada	1.9%
Liberia	1.7%
Bermuda	1.2%
United Kingdom	0.8%
Masrhall Islands	0.7%
Cayman Islands	0.6%
Netherlands	0.5%
Panama	0.4%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$317,475	$-	$317,475
Corporate Bonds	-	38,547,397	-	38,547,397
Mutual Funds	2,356,904	-	-	2,356,904
Short-Term Investments	3,486,906	-	-	3,486,906
Total Investments in Securities	$5,843,810	$38,864,872	$-	$44,708,682

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.